Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of company’s employee and nonemployee stock option activity
			Options Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding as of December 31, 2019	5,024,915	$1.14	8.2	$6,732
Granted	1,705,000	2.39
Exercised	(305,091)	1.57
Expired/Forfeited	(1,203,541)	1.53
Options outstanding as of December 31, 2020	5,221,283	$1.43	7.6	$8,550
Granted	2,419,670	11.80
Exercised	(359,025)	1.31
Expired/Forfeited	(485,814)	6.63
Options outstanding as of December 31, 2021	6,796,114	$4.66	7.5	$126,591
Exercisable, December 31, 2021	3,650,002	1.54	6.4	$79,389
Vested and expected to vest as of December 31, 2021	6,796,114	$4.66	7.5	$126,591

Schedule of fair value of employee stock option grants
	Year Ended December 31,
	2021	2020
Expected life (years)	6.25	6 – 6.25
Risk-free interest rate	0.72 – 1.34%	0.36 – 1.21%
Expected volatility	60 – 70%	50 – 70%
Dividend yield	—%	—%

Schedule of stock based compensation expense related to options granted to employees and non employees
	Year Ended December 31,
	2021	2020
Cost of revenue	$83	$27
Research and development expense	3,010	564
Selling, general and administrative expense	1,902	119
Total stock-based compensation expense	$4,995	$710